Document And Entity Information	12 Months Ended
Jun. 30, 2025 shares
Document Information Line Items
Entity Central Index Key	0001951089
Document Type	20-F/A
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--06-30
Document Period End Date	Jun. 30, 2025
Document Fiscal Year Focus	2025
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41973
Entity Registrant Name	Critical Metals Corp.
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	Kingston Chambers
Entity Address, Address Line Two	PO Box 173
Entity Address, City or Town	Road TownTortola
Entity Address, Country	VG
Entity Address, Postal Zip Code	00000
Entity Common Stock, Shares Outstanding	104,912,853
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	true
Document Financial Statement Restatement Recovery Analysis [Flag]	true
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Amendment Description	This Amendment No. 1 on Form 20-F/A (the “Amendment”) is being filed by Critical Metals Corp. (the “Company”) to amend the Company’s Annual Report on Form 20-F for the fiscal year ended June 30, 2025, originally filed on October 6, 2025 (the “Original Filing”).This Amendment is being filed to incorporate by reference, from the Company’s prior SEC filing, the financial statements of Tanbreez Mining Greenland A/S (“Tanbreez”) for the years ended December 31, 2024 and 2023 to comply with Rule 3-09 of Regulation S-X. Such financial statements are incorporated into this Annual Report as Exhibit 15.1 by reference to the Company’s Form 6-K filed on March 28, 2025.In addition, this Amendment supplements the Original Filing by adding disclosure related to Item 6.F. below.This Amendment does not affect any other parts of, or exhibits to, the Original Filing, nor does it reflect events occurring after the date of the Original Filing. Accordingly, this Amendment should be read in conjunction with the Original Filing and with our filings with the U.S. Securities Exchange Commission subsequent to the Original Filing.
Amendment Flag	true
Document Fiscal Period Focus	FY
Ordinary shares, par value $0.001 per share
Document Information Line Items
Title of 12(b) Security	Ordinary shares, par value $0.001 per share
Trading Symbol	CRML
Security Exchange Name	NASDAQ
Warrants, each exercisable to purchase one ordinary share at an exercise price of $11.50 per share
Document Information Line Items
Title of 12(b) Security	Warrants, each exercisable to purchase one ordinary share at an exercise price of $11.50 per share
Trading Symbol	CRMLW
Security Exchange Name	NASDAQ
Business Contact
Document Information Line Items
Entity Address, Address Line One	251 Little Falls Drive
Entity Address, City or Town	Wilmington
Contact Personnel Name	Corporation Service Company
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19808
City Area Code	(302)
Local Phone Number	636-5400